Document and Entity Information	Jun. 27, 2024
Cover [Abstract]
Entity Registrant Name	Infinera Corp
Amendment Flag	true
Entity Central Index Key	0001138639
Document Type	8-K/A
Document Period End Date	Jun. 27, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-33486
Entity Tax Identification Number	77-0560433
Entity Address, Address Line One	6373 San Ignacio Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	(408)
Local Phone Number	572-5200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	INFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K (“Form 8-K”) is being amended solely to file a corrected version of the stock exchange release announcing the Infinera Corporation’s entry into an Agreement and Plan of Merger (the “Merger Agreement”) with Nokia Corporation and Neptune of America Corporation. All other information in the Form 8-K remains unchanged.